Operating Segment Analysis - Geographical Information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of geographical areas [line items]
Total	£ 76,249	£ 80,433
UK
Disclosure of geographical areas [line items]
Total	26,436	27,209
North America
Disclosure of geographical areas [line items]
Total	29,248	45,717
Europe
Disclosure of geographical areas [line items]
Total	6,779	5,246
Other
Disclosure of geographical areas [line items]
Total	£ 13,786	£ 2,261
Worldpay
Disclosure of geographical areas [line items]
Percentage of entity's revenue	9.81523%	10.80083%	13.01453%